SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	$ 16,412	¥ 109,928	¥ 172,251	$ 30,463	¥ 204,043	¥ 301,856
Accounts receivable, net	2,529			2,529			¥ 16,939	¥ 25,602
Deferred revenue	$ 5,787			$ 5,787			38,757	95,036
K-12 Schools
Revenues		53,909	104,748		99,950	175,650
Deferred revenue							22,147	69,634
CP&CE Programs
Revenues		¥ 56,019	¥ 67,503		¥ 104,093	¥ 126,206
Deferred revenue							¥ 16,610	¥ 25,402